Equity (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Capital Stock

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid

For the years ended December 31, 2021, 2020 and 2019 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2021		2020		2019
FEMSA	Ps.	7,687	Ps.	10,360	Ps.	9,692
Coca-Cola FEMSA (100% of dividend)		10,588		10,210		7,437

For the years ended December 31, 2021, 2020 and 2019 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2021		2020		2019
“B”	Ps.	0.38333	Ps.	0.51667	Ps.	0.48333
“D”		0.47917		0.64583		0.60417